INCOME TAXES - Components of income before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Loss) income before income taxes - PRC	$ 35,007,671	$ 12,562,152	$ 9,105,225
Income before income taxes	81,763,649	45,993,737	2,031,785
The Cayman Islands
(Loss) income before income taxes - Foreign	(1,334,142)	(700,677)	(2,399,651)
Other
(Loss) income before income taxes - Foreign	$ 48,090,120	$ 34,132,262	$ (4,673,789)